CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares	Class A ordinary shares Ordinary Shares	Class B ordinary shares	Class B ordinary shares Ordinary Shares
Balance at the beginning at Feb. 10, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Balance at the beginning (in shares) at Feb. 10, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to BGPT Trebia LP	25,000	23,706					$ 1,294
Issuance of Class B ordinary shares to BGPT Trebia LP (in shares)							12,937,500
Net income (loss)	(4,984)		(4,984)
Balance at the end at Mar. 31, 2020	20,016	23,706	(4,984)				$ 1,294
Balance at the end (in shares) at Mar. 31, 2020							12,937,500
Balance at the beginning at Feb. 10, 2020	0	0	0		$ 0		$ 0
Balance at the beginning (in shares) at Feb. 10, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(9,432,442)
Balance at the end at Sep. 30, 2020	(60,849,686)	0	(60,850,980)		$ 0		$ 1,294
Balance at the end (in shares) at Sep. 30, 2020					0		12,937,500
Balance at the beginning at Feb. 10, 2020	0	0	0		$ 0		$ 0
Balance at the beginning (in shares) at Feb. 10, 2020					0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to BGPT Trebia LP	25,000	23,706					$ 1,294
Issuance of Class B ordinary shares to BGPT Trebia LP (in shares)							12,937,500
Contribution in excess of fair value of private placement warrants	823,332	823,332
Net income (loss)	(29,914,748)		(29,914,748)	$ (21,462,531)		$ (8,452,217)
Accretion of Class A shares to redemption value	(52,265,576)	(847,038)	(51,418,538)
Balance at the end at Dec. 31, 2020	(81,331,992)	0	(81,333,286)		$ 0		$ 1,294
Balance at the end (in shares) at Dec. 31, 2020					0		12,937,500
Balance at the beginning at Mar. 31, 2020	20,016	23,706	(4,984)				$ 1,294
Balance at the beginning (in shares) at Mar. 31, 2020							12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution in excess of fair value of private placement warrants	823,332	823,332
Accretion to shares subject to redemption	(52,265,576)	(847,038)	(51,418,538)
Net income (loss)	(8,483,687)		(8,483,687)
Balance at the end at Jun. 30, 2020	(59,905,915)	0	(59,907,209)				$ 1,294
Balance at the end (in shares) at Jun. 30, 2020							12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(943,771)		(943,771)
Balance at the end at Sep. 30, 2020	(60,849,686)	0	(60,850,980)		$ 0		$ 1,294
Balance at the end (in shares) at Sep. 30, 2020					0		12,937,500
Balance at the beginning at Dec. 31, 2020	(81,331,992)	0	(81,333,286)		$ 0		$ 1,294
Balance at the beginning (in shares) at Dec. 31, 2020					0		12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,557,534		20,557,534
Balance at the end at Mar. 31, 2021	(60,774,458)	0	(60,775,752)				$ 1,294
Balance at the end (in shares) at Mar. 31, 2021							12,937,500
Balance at the beginning at Dec. 31, 2020	(81,331,992)	0	(81,333,286)		$ 0		$ 1,294
Balance at the beginning (in shares) at Dec. 31, 2020					0		12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	23,962,075
Balance at the end at Sep. 30, 2021	(57,369,917)	0	(57,371,211)		$ 0		$ 1,294
Balance at the end (in shares) at Sep. 30, 2021					0		12,937,500
Balance at the beginning at Mar. 31, 2021	(60,774,458)	0	(60,775,752)				$ 1,294
Balance at the beginning (in shares) at Mar. 31, 2021							12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(2,695,148)		(2,695,148)
Balance at the end at Jun. 30, 2021	(63,469,606)	0	(63,470,900)				$ 1,294
Balance at the end (in shares) at Jun. 30, 2021							12,937,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	6,099,689		6,099,689
Balance at the end at Sep. 30, 2021	$ (57,369,917)	$ 0	$ (57,371,211)		$ 0		$ 1,294
Balance at the end (in shares) at Sep. 30, 2021					0		12,937,500